Cover	9 Months Ended
Sep. 30, 2023
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	MIRA PHARMACEUTICALS, INC.
Entity Central Index Key	0001904286
Entity Tax Identification Number	85-3354547
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	855 N Wolfe Street
Entity Address, Address Line Two	Suite 601
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21205
City Area Code	(737)
Local Phone Number	289-0835
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	855 N Wolfe Street
Entity Address, Address Line Two	Suite 601
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21205
Contact Personnel Name	Erez Aminov